Note 13- Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
One Customer [Member] | Waste Management Services [Member] | Sales Revenue, Segment [Member] | Customer Concentration Risk [Member]
Note 13- Business Segment Information (Details) [Line Items]
Concentration Risk, Percentage	17.00%
One Customer [Member] | Waste Management Services [Member] | Consolidated Net Operating Revenues [Member] | Customer Concentration Risk [Member]
Note 13- Business Segment Information (Details) [Line Items]
Concentration Risk, Percentage	13.00%
Waste Management Services [Member]
Note 13- Business Segment Information (Details) [Line Items]
Increase (Decrease) in Operating Assets		$ 3.1
Golf and Related Operations [Member]
Note 13- Business Segment Information (Details) [Line Items]
Increase (Decrease) in Operating Assets		$ 6.6